Note 1 - Nature of Operations	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of nature of operations [text block]

1.      NATURE OF OPERATIONS

MAG Silver Corp. (the “Company” or “MAG”) was incorporated on April 21, 1999 and is governed by the Business Corporations Act of the Province of British Columbia. Its shares are listed on both the Toronto Stock Exchange in Canada and the NYSE American Exchange in the United States of America.

The Company is an advanced stage development and exploration company that is focused on the acquisition, exploration and development of high-grade, district-scale mineral projects located primarily in the Americas. The Company’s principal asset is a 44% interest in the Juanicipio Project (see Investment in Juanicipio, Note 6) located in Zacatecas, Mexico, which is now in the construction phase heading to production. The Juanicipio Project is currently toll milling its mineralized development material at two nearby facilities, while its plant which has been constructed is awaiting connection to the Mexican power grid so as to start the commissioning process. The Company defers all acquisition, exploration and development costs related to the properties which are not yet in commercial production. The recoverability of these amounts is dependent upon the existence of economically recoverable mineral reserves, the ability of the Company to obtain the necessary financing to complete the development of the interests, and future profitable production, or alternatively, upon the Company’s ability to dispose of its interests on a profitable basis.

Address of registered office of the Company:

2600 – 595 Burrard Street

Vancouver, British Columbia,

Canada V7X 1L3

Head office and principal place of business:

770 – 800 West Pender Street

Vancouver, British Columbia,

Canada V6C 2V6

The COVID-19 pandemic has had a material impact on the global economy, the scale and duration of which remain uncertain. The Juanicipio Project operator, Fresnillo plc (“Fresnillo”), has implemented a range of safety measures and monitoring procedures, consistent with the World Health Organization and Mexican Government COVID-19 directives. However, the impact of this pandemic could include significant COVID-19 specific costs, volatility in the prices for silver and other metals, project development and mining restrictions, delays or temporary closures, travel restraints, other supply chain disruptions and workforce and contractor interruptions, including possible loss of life. Depending on the duration and extent of any further impact of COVID-19, the Company’s financial performance, cash flows and financial position, could be materially impacted and could result in material impairment charges to the Company’s assets.